Share-based payments - Additional Information (Detail) R$ in Thousands		1 Months Ended	12 Months Ended
	Apr. 04, 2022 shares	Feb. 28, 2023 shares $ / shares	Dec. 31, 2023 BRL (R$) $ / shares shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2022 BRL (R$) shares
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Exercise Price | $ / shares			$ 18
Maximum number of shares available for the exercise of options, Percentage			5.00%	5.00%
Total Expense | R$				R$ 1,147	R$ 2,555
Number of other equity instruments granted	950,000
Second stock option plan [member]
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Number of options granted		1,150,000
Exercise Price | $ / shares		$ 9.96
Total Expense | R$				2,470
Bottom of range [member]
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Share based compensation arrangement by share based payment award vesting period	1 year
Top of range [member]
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Share based compensation arrangement by share based payment award vesting period	6 years
Restricted Stock Units RSU [Member]
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Percentage of total capital stock	1.65%
Number of other equity instruments granted					781,881
Liabilities from share-based payment transactions | R$			$ 11,350	11,350	R$ 11,721
Other provisions | R$			$ 4,007	R$ 4,007	R$ 4,483
Class A Common Shares [Member]
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Stock options outstanding			1,482,753	1,482,753	1,572,616
Class A Common Shares [Member] | Second stock option plan [member]
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Stock options outstanding			1,116,884	1,116,884